Subsequent Events - Additional Information (Detail) - USD ($)	Jan. 31, 2022	Jan. 18, 2022	Dec. 31, 2021	Dec. 22, 2021	Aug. 25, 2021	Jul. 12, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2016
Subsequent Event [Line Items]
Warrants and rights outstanding			$ 58,227,000			$ 6,514,000	$ 0
Public Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights			$ 3.58	$ 0.2843	$ 2.96
Number of securities called by each warrant or right					0
Warrants and rights outstanding					$ 48,149,000
Private Warrants [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding			$ 1,592,080,000
Warrants Issued and Outstanding			5,600,000
Public and Private Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights				0.2843
Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights				$ 11.50			$ 1.28	$ 1.28	$ 0.09
Class of warrant or right number of securities called by warrants or rights							121,689	121,689	463,710
Common Stock [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding					$ 10,666,666,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of securities called by each warrant or right	2,951,781
Cash proceeds from warrants issued	$ 126,000
Warrant exercise price per share	$ 0.10
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right number of securities called by warrants or rights	10,383,077
Number of securities called by each warrant or right	10,969
Cash proceeds from warrants issued	$ 27,000
Warrants Issued and Outstanding	270,470
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights	$ 11.50
Warrants and rights outstanding	$ 10,969,000
Subsequent Event [Member] | SolAero Holdings, Inc [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, Gross		$ 80,000,000
Cash consideration transferred		$ 3,600,000